Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of exceptional items [line items]
Other income	$ 1,398	$ 380	$ 720
Expenses excluding net finance costs:
Expenses excluding net finance costs	(32,371)	(30,871)	(25,453)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(515)	(2,507)	(482)
Fair value change on forward exchange derivatives	29	(87)	(393)
Net finance costs	(969)	(1,223)	(858)
Income tax expense	(10,737)	(10,616)	(4,197)
Total	(1,074)	(5,480)	(1,301)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income		34	489
Expenses excluding net finance costs:
Expenses excluding net finance costs	(66)	(46)	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense		(111)	(95)
Samarco Germano dam decommissioning	68	(15)	46
Samarco dam failure provision	(663)	(1,000)	(459)
Fair value change on forward exchange derivatives	(81)	136
Net finance costs	(290)	(85)	(93)
Income tax expense	(31)	(71)
Total	$ (1,063)	$ (1,158)	$ (176)